Establishment and Operations (Tables)	12 Months Ended
Jun. 30, 2024
Establishment And Operations
Schedule of Proceeds Raised and Issuance Costs Incurred Related to the Business Combination

The following table summarizes the proceeds raised and issuance costs incurred related to the Business Combination on 30 March 2024:

	Number of
	shares	AUD
Shares issued to SPAC public investors (Note 13)	1,066,168	3,024,210
Shares issued to SPAC Founders (Note 13)	2,666,900	-
	3,733,068	3,024,210

Cash from reverse recapitalization		3,024,210
SPAC reverse recapitalization professional fees		(1,315,013)
Net proceeds from reverse recapitalization		1,709,197